Non-Controlling Interests - Narrative (Details)	12 Months Ended
Dec. 31, 2025 MW
Kent Hills Wind L.P.
Disclosure of subsidiaries [line items]
Capacity of facility (in megawatts)	167
TransAlta Cogeneration, L.P. | Coal facility
Disclosure of subsidiaries [line items]
Ownership interests	50.00%